Shareholder Fees {- International Equity Series} - Templeton Institutional Funds-31 - International Equity Series	May 01, 2021
Primary Shares
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none
Service Shares
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases	none